Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

Statement of Financial Position, Classified (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 126,787	$ 255,706
Short term investments - available for sale	39,300
Accounts receivable	196,810	164,907
Unbilled revenue	133,211	101,431
Other receivables	16,370	12,451
Deferred tax asset	13,677	5,623
Prepayments and other current assets	25,115	20,592
Income taxes receivable	16,378	18,966
Total current assets	567,648	579,676
Other Assets:
Property, plant and equipment, net	172,203	170,861
Goodwill	282,948	175,860
Non-current other assets	4,711	4,353
Non-current income taxes receivable	291	482
Non-current deferred tax asset	11,148	10,028
Intangible assets	6,706	8,278
Total Assets	1,045,655	949,538
Current Liabilities:
Accounts payable	6,522	12,314
Payments on account	137,460	134,240
Other liabilities	143,684	100,182
Deferred tax liability	1,219	956
Income taxes payable	1,685	2,634
Total current liabilities	290,570	250,326
Other Liabilities:
Non-current other liabilities	32,399	3,676
Non-current government grants	1,152	1,470
Non-current income taxes payable	8,598	10,205
Non-current deferred tax liability	15,494	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,496,900 shares issued and outstanding at September 30, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010	5,085	5,063
Additional paid-in capital	206,703	196,960
Accumulated other comprehensive income	(693)	396
Retained earnings	486,347	467,580
Total Shareholders' Equity	697,442	669,999
Total Liabilities and Shareholders' Equity	$ 1,045,655	$ 949,538

Statement of Financial Position, Classified (Parenthetical)	Sep. 30, 2011 EUR ( €)	Dec. 31, 2010 EUR ( €)
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,496,900	60,247,092
Ordinary shares, shares outstanding	60,496,900	60,247,092

Statement of Income (Excluding Gross Margin Alternative) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue:
Gross revenue	$ 335,332	$ 323,230	$ 958,575	$ 945,868
Reimbursable expenses	(94,560)	(98,135)	(255,461)	(277,910)
Net revenue	240,772	225,095	703,114	667,958
Costs and expenses:
Direct costs	158,343	139,460	453,679	401,647
Selling, general and administrative expense	71,629	60,008	188,856	171,225
Depreciation and amortization	9,667	8,002	27,969	25,005
Restructuring charges	4,815		9,817
Total costs and expenses	244,454	207,470	680,321	597,877
Income from operations	(3,682)	17,625	22,793	70,081
Interest income	378	543	905	1,183
Interest expense	(247)	(267)	(602)	(1,038)
Income before provision for income taxes	(3,551)	17,901	23,096	70,226
Provision for income taxes	888	1,998	(4,329)	(5,255)
Net income	$ (2,663)	$ 19,899	$ 18,767	$ 64,971
Net income per Ordinary Share:
Basic	$ (0.04)	$ 0.33	$ 0.31	$ 1.09
Diluted	$ (0.04)	$ 0.33	$ 0.31	$ 1.07
Weighted average number of Ordinary Shares outstanding:
Basic	60,471,985	59,940,045	60,381,814	59,576,777
Diluted	61,063,020	60,743,403	61,096,464	60,576,058

Statement of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 18,767	$ 64,971
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	67	114
Depreciation and amortization	27,969	25,005
Amortization of grants	(87)	(108)
Share compensation expense	6,355	5,549
Deferred taxes	(7,385)	(406)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(22,682)	10,040
Increase in unbilled revenue	(33,417)	(697)
(Increase)/decrease in other receivables	(4,203)	2
Increase in prepayments and other current assets	(4,389)	(4,978)
Increase in other non current assets	(357)	(720)
Decrease in payments on account	(5,234)	(20,075)
Increase/(decrease) in other current liabilities	14,170	(7,731)
(Decrease)/increase in other non current liabilities	(618)	476
Decrease/(increase) in income taxes receivable	894	(12,768)
Decrease in accounts payable	(7,478)	(3,173)
Net cash (used in)/provided by operating activities	(17,628)	55,501
Cash flows from investing activities:
Purchase of property, plant and equipment	(24,608)	(23,906)
Purchase of subsidiary undertakings	(62,777)	(3,411)
Cash acquired with subsidiary undertakings	8,300
Purchase of short term investments	(40,000)	(30,260)
Sale of short term investments	381	79,487
Net cash (used in)/provided by investing activities	(118,704)	21,910
Cash flows from financing activities:
Proceeds from the exercise of share options	3,010	11,645
Share issuance costs	(74)	(51)
Tax benefit from the exercise of share options	474	2,248
Repayment of other liabilities		(165)
Net cash provided by financing activities	3,410	13,677
Effect of exchange rate movements on cash	4,003	(4,600)
Net (decrease)/increase in cash and cash equivalents	(128,919)	86,488
Cash and cash equivalents at beginning of period	255,706	144,801
Cash and cash equivalents at end of period	$ 126,787	$ 231,289

Statement Of Shareholders Equity And Other Comprehensive Income (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 669,999	$ 5,063	$ 196,960	$ 396	$ 467,580
Beginning Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	18,767				18,767
Currency translation adjustment	785			785
Currency impact of long term funding	(1,710)			(1,710)
Tax on currency impact of long term funding	155			155
Unrealized capital gain/(loss) - investments	(319)			(319)
Total comprehensive income	17,678
Exercise of share options (in shares)		246,040
Exercise of share options	3,010	22	2,988
Issue of ordinary shares		3,768
Share issuance costs	(74)		(74)
Non-cash stock compensation expense	6,355		6,355
Tax benefit on exercise of options	474		474
Ending Balance at Sep. 30, 2011	$ 697,442	$ 5,085	$ 206,703	$ (693)	$ 486,347
Ending Balance (in shares) at Sep. 30, 2011		60,496,900

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Basis of Presentation
SEPTEMBER 30, 2011
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2010. Operating results for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2011.

Goodwill	9 Months Ended
Sep. 30, 2011
Goodwill
2. Goodwill

	September 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$282,948	$175,860

The goodwill balance relates entirely to the clinical research segment.

Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ( $24.4 million).  Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ( $44.9 million) may become payable if certain performance milestones are achieved in the period to June 30, 2013. At September 30, 2011 the Company has accrued €32.7 million ( $44.4 million) in relation to these performance milestones.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$71,225

The Company has not finalized the acquisition accounting in respect of the Firecrest acquisition as at the date of this report.

Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business, headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, for an initial cash consideration of £17.8 million ( $27.7 million).  Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ( $10.2 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  In July 2011 the Company paid £3.3 million ( $5.2 million) in respect of the first element of this additional consideration. £3.2 million ( $5.0 million) was accrued at September 30, 2011 in respect of the remaining performance milestones.  In addition, the acquisition agreement provided for certain working capital targets to be achieved by Oxford Outcomes Limited on completion.  In May 2011 the Company paid an additional £3.3 million ( $5.5 million) on completion of this review.

On January 14, 2011 a put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited during the year ended December 31, 2011 for cash consideration of £3.8 million ( $6.0 million).  Further consideration of up to £1.5 million ( $2.3 million) relating to this remaining common stock may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  £3.8 million ( $6.0 million) was accrued at September 30, 2011 in respect of the additional consideration payable relating to this option and a further £1.5 million ( $2.3 million) was accrued relating to the potential additional consideration payable in respect of the performance milestones.  On October 20, 2011 this option was exercised and £3.8 million ( $6.0 million) was paid by the Company to the selling shareholders together with a further £0.7 million ( $1.1 million) in respect of the first element of amounts due in respect of the performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

The Company has not finalized the acquisition accounting in respect of the Oxford Outcomes acquisition as at the date of this report.

Prior Period Acquisitions - Acquisition of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry, located in Zurich, Switzerland for an initial cash consideration of CHF 1.3 million ( $1.2 million).  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to CHF 2.9 million ( $3.1 million) if these milestones are achieved during the years ended December 31, 2010 to December 31, 2013. On December 31, 2010 CHF 0.3 million ( $0.3 million) was paid to the former shareholders in respect of certain milestones for the year ended December 31, 2010.  CHF 2.6 million ( $2.9 million) has been accrued in relation to the remaining milestones at September 30, 2011.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.

Restructuring charges	9 Months Ended
Sep. 30, 2011
Restructuring charges

3. Restructuring charges

Restructuring charges recognized during the three and nine months ended September 30, 2011 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)

Restructuring charges	$4,815	$-	$9,817	$-

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Restructuring Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of  $5.0 million in respect of this plan was recognized during the three months ended March 31, 2011,  $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and  $4.0 million in respect of workforce reductions.  $3.5 million of costs recognised under the Q1 Restructuring Plan related to the clinical research segment, while  $1.5 million related to our central laboratory business.  During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Restructuring Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of  $4.8 million was recognized during the three months ended September 30, 2011 in respect of this plan,  $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and  $3.9 million in respect of workforce reductions.  All costs recognised under the Q3 Restructuring Plan related to the clinical research segment.

Details of the movement in the Q1 Restructuring Plan recognised during the nine months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(3,175)	(168)	(3,343)
P,P&E write-off	-	(42)	(42)
Foreign exchange movement	(4)	(24)	(28)
Closing provision	$777	$812	$1,589

Details of the movement in the Q3 Restructuring Plan recognised during the three months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,881	$934	$4,815

Cash payments	(1,013)	-	(1,013)
Foreign exchange movement	(106)	-	(106)
Closing provision	$2,762	$934	$3,696

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes
4. Income Taxes

As at September 30, 2011 the Company maintains a  $8.3 million liability (December 31, 2010:  $9.7 million) for unrecognized tax benefit, which is comprised of  $6.7 million (December 31, 2010:  $8.1 million) related to items generating unrecognized tax benefits and  $1.6 million (December 31, 2010:  $1.8 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2006 through 2010 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Net income per ordinary share	9 Months Ended
Sep. 30, 2011
Net income per ordinary share
5. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,471,985	59,940,045	60,381,814	59,576,777
Effect of dilutive share options outstanding	591,035	803,358	714,650	999,281
Weighted average number of ordinary shares for diluted net income per ordinary share	61,063,020	60,743,403	61,096,464	60,576,058

Stock Options	9 Months Ended
Sep. 30, 2011
Stock Options
6. Stock Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each stock option agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a stock option agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at September 30, 2011 is eight years.

Stock Options

The following table summarizes option activity during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	809,449	$20.29	$8.53
Exercised	(246,040)	$12.23	$5.29
Forfeited	(379,523)	$25.70	$9.83

Outstanding at September 30, 2011	4,982,563	$21.64	$8.54	4.67

Exercisable at September 30, 2011	2,553,258	$19.64	$7.83	3.31

The Company has granted options with fair values ranging from  $3.68 to  $13.93 per option or a weighted average fair value of  $7.15 per option.  The Company issues new ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2011 was 2,553,258.  Fully vested share options at September 30, 2011 have an average remaining contractual term of 3.6 years, an average exercise price of  $19.64 and a total intrinsic value of  $7.7 million. The total intrinsic value of options exercised during the nine months ended September 30, 2011 was  $1.5 million (September 30, 2010:  $11.4 million).

The following table summarizes the movement in non-vested share options during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	809,449	$20.29	$8.53
Vested	(807,537)	$23.16	$9.05
Forfeited	(246,281)	$25.25	$9.72

Non vested outstanding at September 30, 2011	2,429,305	$23.75	$9.28

Stock Option Fair Values and Assumptions

The weighted average fair value of options granted during the period ended September 30, 2011 and September 30, 2010 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2011	2010

Weighted average fair value	$8.53	$9.15
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	1.5% - 2.3%	1.7%
Expected life	5 years	4.05 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the nine months ended September 30, 2011 were as follows:

RSU’s Awarded	Date of Award	Vesting Date	Market Price on Date of Award

100,000	February 10, 2011	February 10, 2016	$22.11

120,000	March 3, 2011	March 3, 2014	$20.28

10,000	June 7, 2011	June 7, 2014	$24.60

The Company also awarded RSU’s in prior periods.  On August 7, 2008 the Company awarded 6,280 RSU’s to certain key employees of the Group.  These RSU’s vested over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s ordinary shares on date of award was  $41.95.  On August 16, 2010 the Company issued 2,512 ordinary shares relating to certain of these RSU awards.  On May 20, 2011 the Company issued a further 3,768 ordinary shares relating to the remaining RSU awards.

The following table summarizes the movement in non-vested RSU’s during the nine months ended September 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
	-	-
Non vested outstanding at September 30, 2011	230,000	$21.26

The fair value of stock awards vested for the nine months ended September 30, 2011 totaled  $0.1 million (2010:  $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the nine months ended September 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,222	$1,018	$3,502	$3,025
Selling, general and administrative expense	$996	$829	$2,853	$2,524

	$2,218	$1,847	$6,355	$5,549

Total non-cash stock compensation expense not yet recognized at September 30, 2011 amounted to  $15.5 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to  $0.5 million for the nine months ended September 30, 2011 (2010:  $2.2 million).

Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
7. Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates predominantly in the contract clinical research industry providing a broad range of clinical research and integrated product development services on a global basis for the pharmaceutical and biotechnology industries. Historically, the Company organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China. During the year ended December 31, 2009 management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements. In addition, the central laboratory division did not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Accordingly, the Company consolidated and reclassified the results of the former central laboratory segment into the clinical research segment for the three and nine months ended September 30, 2010.

During the year ended December 31, 2010 the Company incurred losses in its central laboratory business, which in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information requires it to be reported as a separate segment.  Accordingly the Company has disclosed two reportable segments for the three and nine months ended September 30, 2011.  The Company has reclassified the results of the central laboratory segment from the clinical research segment for three and nine months ended September 30, 2011.

The Company's areas of operation outside of Ireland principally include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, Hong Kong, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa. Segment information as at September 30, 2011 and December 31, 2010 and for the three and nine months ended September 30, 2011 and September 30, 2010 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$13,872	$28,118	$67,305	$90,996
Rest of Europe	91,696	72,897	258,641	213,747
U.S.	103,992	100,038	290,382	294,369
Other	31,212	24,042	86,786	68,846
Total	$240,772	$225,095	$703,114	$667,958

* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$221,226	$210,191	$650,233	$621,200
Central laboratory	19,546	14,904	52,881	46,758
Total	$240,772	$225,095	$703,114	$667,958

c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(17,389)	$(1,479)	$(18,868)	$4,410
Rest of Europe	7,535	(1,197)	6,338	4,987
U.S.	8,730	(2,139)	6,591	6,569
Other	2,257	-	2,257	1,659
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)	$27,469
Rest of Europe	24,376	(3,000)	21,376	17,919
U.S.	21,621	(5,253)	16,368	20,001
Other	5,799	-	5,799	4,692
Total	$32,610	$(9,817)	$22,793	$70,081

d) The distribution of income from operations by business segment was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$1,007	$(4,815)	$(3,808)	$25,218
Central laboratory	126	-	126	(7,593)
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$34,623	$(8,272)	$26,351	$78,748
Central laboratory	(2,013)	(1,545)	(3,558)	(8,667)
Total	$32,610	$(9,817)	$22,793	$70,081

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$113,394	$109,919
Rest of Europe	17,267	16,675
U.S.	32,634	33,855
Other	8,908	10,412
Total	$172,203	$170,861

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$152,613	$149,755
Central laboratory	19,590	21,106
Total	$172,203	$170,861

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,628	$2,470	$9,810	$7,447
Rest of Europe	2,121	1,336	5,557	4,195
U.S.	2,995	3,166	9,463	10,381
Other	923	1,030	3,139	2,982
Total	$9,667	$8,002	$27,969	$25,005

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$8,496	$6,805	$24,193	$21,330
Central laboratory	1,171	1,197	3,776	3,675
Total	$9,667	$8,002	$27,969	$25,005

i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$384,688	$418,098
Rest of Europe	237,738	173,668
U.S.	388,274	329,971
Other	34,955	27,801
Total	$1,045,655	$949,538

  j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$992,578	$889,534
Central laboratory	53,077	60,004
Total	$1,045,655	$949,538

  k) The following table sets forth the clients which represented 10% or more of the Company’s net revenue in each of the periods set out below:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Client A	14.6%	*	13.7%	*

* Net revenue did not exceed 10%

Goodwill (Tables)	9 Months Ended
Sep. 30, 2011
Goodwill
	September 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$282,948	$175,860

Firecrest Clinical Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$71,225

Oxford Outcomes Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Timaq Medical Imaging
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Restructuring charges (Tables)	9 Months Ended
Sep. 30, 2011
Restructuring Charges
Restructuring charges recognized during the three and nine months ended September 30, 2011 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)

Restructuring charges	$4,815	$-	$9,817	$-

Details of the movement in restructuring provisions recognised
Details of the movement in the Q1 Restructuring Plan recognised during the nine months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(3,175)	(168)	(3,343)
P,P&E write-off	-	(42)	(42)
Foreign exchange movement	(4)	(24)	(28)
Closing provision	$777	$812	$1,589

Details of the movement in the Q3 Restructuring Plan recognised during the three months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,881	$934	$4,815

Cash payments	(1,013)	-	(1,013)
Foreign exchange movement	(106)	-	(106)
Closing provision	$2,762	$934	$3,696

Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2011
Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,471,985	59,940,045	60,381,814	59,576,777
Effect of dilutive share options outstanding	591,035	803,358	714,650	999,281
Weighted average number of ordinary shares for diluted net income per ordinary share	61,063,020	60,743,403	61,096,464	60,576,058

Stock Options (Tables)	9 Months Ended
Sep. 30, 2011
Summary of Stock Option Activity
The following table summarizes option activity during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	809,449	$20.29	$8.53
Exercised	(246,040)	$12.23	$5.29
Forfeited	(379,523)	$25.70	$9.83

Outstanding at September 30, 2011	4,982,563	$21.64	$8.54	4.67

Exercisable at September 30, 2011	2,553,258	$19.64	$7.83	3.31

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	809,449	$20.29	$8.53
Vested	(807,537)	$23.16	$9.05
Forfeited	(246,281)	$25.25	$9.72

Non vested outstanding at September 30, 2011	2,429,305	$23.75	$9.28

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2011	2010

Weighted average fair value	$8.53	$9.15
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	1.5% - 2.3%	1.7%
Expected life	5 years	4.05 years

RSU Granted During the Period
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the nine months ended September 30, 2011 were as follows:

RSU’s Awarded	Date of Award	Vesting Date	Market Price on Date of Award

100,000	February 10, 2011	February 10, 2016	$22.11

120,000	March 3, 2011	March 3, 2014	$20.28

10,000	June 7, 2011	June 7, 2014	$24.60

Summarizes the Movement in Non-vested Restricted Share Units
The following table summarizes the movement in non-vested RSU’s during the nine months ended September 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
	-	-
Non vested outstanding at September 30, 2011	230,000	$21.26

Schedule of Non-cash stock compensation expense
Non-cash stock compensation expense for the nine months ended September 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,222	$1,018	$3,502	$3,025
Selling, general and administrative expense	$996	$829	$2,853	$2,524

	$2,218	$1,847	$6,355	$5,549

Segment Information (Tables)	9 Months Ended
Sep. 30, 2011
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$13,872	$28,118	$67,305	$90,996
Rest of Europe	91,696	72,897	258,641	213,747
U.S.	103,992	100,038	290,382	294,369
Other	31,212	24,042	86,786	68,846
Total	$240,772	$225,095	$703,114	$667,958

* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$221,226	$210,191	$650,233	$621,200
Central laboratory	19,546	14,904	52,881	46,758
Total	$240,772	$225,095	$703,114	$667,958

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(17,389)	$(1,479)	$(18,868)	$4,410
Rest of Europe	7,535	(1,197)	6,338	4,987
U.S.	8,730	(2,139)	6,591	6,569
Other	2,257	-	2,257	1,659
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)	$27,469
Rest of Europe	24,376	(3,000)	21,376	17,919
U.S.	21,621	(5,253)	16,368	20,001
Other	5,799	-	5,799	4,692
Total	$32,610	$(9,817)	$22,793	$70,081

Distribution of income From Operations by Business Segment
d) The distribution of income from operations by business segment was as follows:

	Three Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$1,007	$(4,815)	$(3,808)	$25,218
Central laboratory	126	-	126	(7,593)
Total	$1,133	$(4,815)	$(3,682)	$17,625

	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2011	2011	2010
	Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)
Clinical research	$34,623	$(8,272)	$26,351	$78,748
Central laboratory	(2,013)	(1,545)	(3,558)	(8,667)
Total	$32,610	$(9,817)	$22,793	$70,081

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$113,394	$109,919
Rest of Europe	17,267	16,675
U.S.	32,634	33,855
Other	8,908	10,412
Total	$172,203	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$152,613	$149,755
Central laboratory	19,590	21,106
Total	$172,203	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,628	$2,470	$9,810	$7,447
Rest of Europe	2,121	1,336	5,557	4,195
U.S.	2,995	3,166	9,463	10,381
Other	923	1,030	3,139	2,982
Total	$9,667	$8,002	$27,969	$25,005

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$8,496	$6,805	$24,193	$21,330
Central laboratory	1,171	1,197	3,776	3,675
Total	$9,667	$8,002	$27,969	$25,005

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$384,688	$418,098
Rest of Europe	237,738	173,668
U.S.	388,274	329,971
Other	34,955	27,801
Total	$1,045,655	$949,538

Distribution of Total Assets by Business Segment
 j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$992,578	$889,534
Central laboratory	53,077	60,004
Total	$1,045,655	$949,538

Clients Representing Company's Net Revenue
k) The following table sets forth the clients which represented 10% or more of the Company’s net revenue in each of the periods set out below:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Client A	14.6%	*	13.7%	*

* Net revenue did not exceed 10%

Goodwill (Detail) (USD $) In Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening balance	$ 175,860	$ 173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions		2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$ 282,948	$ 175,860

Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	Sep. 30, 2011 Firecrest Clinical Limited USD ( $)	Sep. 30, 2011 Firecrest Clinical Limited EUR ( €)	Jul. 14, 2011 Firecrest Clinical Limited USD ( $)	Jul. 14, 2011 Firecrest Clinical Limited EUR ( €)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ( $)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR ( €)	Sep. 30, 2011 Oxford Outcomes Limited USD ( $)	Sep. 30, 2011 Oxford Outcomes Limited GBP ( £)	Jul. 31, 2011 Oxford Outcomes Limited USD ( $)	Jul. 31, 2011 Oxford Outcomes Limited GBP ( £)	May 31, 2011 Oxford Outcomes Limited USD ( $)	May 31, 2011 Oxford Outcomes Limited GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited USD ( $)	Jan. 14, 2011 Oxford Outcomes Limited GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ( $)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Call Options USD ( $)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Call Options GBP ( £)	Sep. 30, 2011 Oxford Outcomes Limited Call Options USD ( $)	Sep. 30, 2011 Oxford Outcomes Limited Call Options GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited Call Options USD ( $)	Jan. 14, 2011 Oxford Outcomes Limited Call Options GBP ( £)	Oct. 20, 2011 Oxford Outcomes Limited Call Options USD ( $)	Oct. 20, 2011 Oxford Outcomes Limited Call Options GBP ( £)	May 17, 2011 Timaq Medical Imaging Maximum USD ( $)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2010 Timaq Medical Imaging USD ( $)	Sep. 30, 2011 Timaq Medical Imaging USD ( $)	Sep. 30, 2011 Timaq Medical Imaging CHF	May 17, 2011 Timaq Medical Imaging USD ( $)	May 17, 2010 Timaq Medical Imaging CHF
Goodwill [Line Items]
Percentage of common stock acquired			100.00%	100.00%									80.00%	80.00%
Cash consideration			$ 24.4	€ 17									$ 27.7	£ 17.8							$ 6	£ 3.8								$ 1.2	1.3
Potential additional consideration					44.9	33									10.2	6.5	2.3	1.5	6	3.8					3.1	2.9
Accrued consideration relating to the potential additional consideration payable in respect of performance milestones																			2.3	1.5
First element of additional consideration paid									5.2	3.3
Payment to the former shareholders in respect of certain milestones																											0.3
Cash paid																							6	3.8
Accrual in respect performance milestones	44.4	32.7					5	3.2															1.1	0.7				2.9	2.6
Additional amount Company paid on completion of review											$ 5.5	£ 3.3

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands	Jul. 14, 2011
Firecrest Clinical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$ 71,225

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands	Jan. 14, 2011
Oxford Outcomes Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$ 51,227

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Timaq Medical Imaging (Detail) (Timaq Medical Imaging, USD $) In Thousands	May 17, 2010
Timaq Medical Imaging
Business Acquisition [Line Items]
Property, plant and equipment	$ 107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$ 3,823

Restructuring Charges (Detail) (USD $) In Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,815	$ 9,817

Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Mar. 31, 2011 Q1 Restructuring Plan	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,815,000	$ 9,817,000	$ 5,002,000	$ 3,500,000	$ 1,500,000	$ 4,815,000
Lease termination and exit costs			1,000,000			900,000
Workforce reductions			$ 4,000,000			$ 3,900,000

Details of the Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands	9 Months Ended			3 Months Ended
	Sep. 30, 2011 Q1 Restructuring Plan	Sep. 30, 2011 Q1 Restructuring Plan Workforce Reduction	Sep. 30, 2011 Q1 Restructuring Plan Office Consolidations	Sep. 30, 2011 Q3 Restructuring Plan	Sep. 30, 2011 Q3 Restructuring Plan Workforce Reduction	Sep. 30, 2011 Q3 Restructuring Plan Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 5,002	$ 3,956	$ 1,046	$ 4,815	$ 3,881	$ 934
Cash payments	(3,343)	(3,175)	(168)	(1,013)	(1,013)	0
P,P&E write-off	(42)		(42)
Foreign exchange movement	(28)	(4)	(24)	(106)	(106)	0
Closing provision	$ 1,589	$ 777	$ 812	$ 3,696	$ 2,762	$ 934

Income Tax - Additional Information (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Liability for unrecognized tax benefit	$ 8.3	$ 9.7
Items generating unrecognized tax benefits	6.7	8.1
Interest and related penalties	$ 1.6	$ 1.8

Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,471,985	59,940,045	60,381,814	59,576,777
Effect of dilutive share options outstanding	591,035	803,358	714,650	999,281
Weighted average number of ordinary shares for diluted net income per ordinary share	61,063,020	60,743,403	61,096,464	60,576,058

Stock Options - Additional Information (Detail) (USD $)	9 Months Ended						9 Months Ended			9 Months Ended			1 Months Ended			9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010	Sep. 30, 2011 Employee Stock Plan, 2008 Plan	Sep. 30, 2011 Employee Stock Plan, 2008 Plan Individual Employee	Sep. 30, 2011 Employee Stock Plan, 2008 Plan Minimum	Jul. 21, 2008 Restricted Stock Units 2008	Sep. 30, 2011 Employee Stock Plan, 2003 Plan	Sep. 30, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Sep. 30, 2011 Maximum Stock Option Year	Sep. 30, 2011 Stock Option Year	Sep. 30, 2010 Stock Option	Sep. 30, 2011 Stock Option Minimum	May 20, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Sep. 30, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted average fair value per option										$ 7.15
Exercisable - number of shares										2,553,258
Exercisable - weighted average remaining contractual life										3.6
Exercisable - weighted average exercise price										$ 19.64
Fully vested total intrinsic value										$ 7,700,000
Intrinsic value of option exercised										1,500,000	11,400,000
Contractual term for options outstanding (years)									8	4.67
Options granted fair value									13.93			3.68
Awards granted to certain key employees															6,280	230,000
Vesting dates													Feb 26, 2011	Feb 26, 2009
Market price of the Company's ordinary shares on date of award															$ 41.95
Ordinary shares issued by the Company													3,768	2,512
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense not yet recognized	15,500,000
Unrecognized stock-based compensation expense, weighted average period (years)	3
Tax benefit on exercise of options	$ 474,000	$ 220,000

Summary of Stock Option Activity (Detail) (Stock Option, USD $)	9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010
Stock Option
Number of Shares
Beginning Balance	4,798,677
Granted	809,449
Exercised	(246,040)
Forfeited	(379,523)
Ending Balance	4,982,563
Exercisable at ending of period	2,553,258
Weighted Average Exercise Price
Beginning Balance	$ 21.71
Granted	$ 20.29
Exercised	$ 12.23
Forfeited	$ 25.7
Ending Balance	$ 21.64
Exercisable at end of period	$ 19.64
Weighted Average Fair Value
Beginning Balance	$ 8.47
Granted	$ 8.53	$ 9.15
Exercised	$ 5.29
Forfeited	$ 9.83
Ending Balance	$ 8.54
Exercisable at end of period	$ 7.83
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.67
Exercisable Weighted Average Remaining Contractual Life	3.31

Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	9 Months Ended
Sep. 30, 2011
Stock Option
Number of Shares
Beginning Balance	2,673,674
Granted	809,449
Vested	(807,537)
Forfeited	(246,281)
Ending Balance	2,429,305
Weighted Average Exercise Price
Beginning Balance	$ 24.76
Granted	$ 20.29
Vested	$ 23.16
Forfeited	$ 25.25
Ending Balance	$ 23.75
Weighted Average Fair Value
Beginning Balance	$ 9.48
Granted	$ 8.53
Vested	$ 9.05
Forfeited	$ 9.72
Ending Balance	$ 9.28

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.53	$ 9.15
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate		1.70%
Expected life	5	4.05
Maximum
Assumptions:
Risk-free interest rate	2.30%
Minimum
Assumptions:
Risk-free interest rate	1.50%	1.70%

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended			9 Months Ended
	May 20, 2011	Aug. 16, 2010	Aug. 07, 2008	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded			6,280	230,000
Vesting Date	Feb 26, 2011	Feb 26, 2009
Market Price on Date of Award			$ 41.95
Group 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				100,000
Date of Award				Feb 10, 2011
Vesting Date				Feb 10, 2016
Market Price on Date of Award				$ 22.11
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				120,000
Date of Award				Mar 3, 2011
Vesting Date				Mar 3, 2014
Market Price on Date of Award				$ 20.28
Group 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				10,000
Date of Award				Jun 7, 2011
Vesting Date				Jun 7, 2014
Market Price on Date of Award				$ 24.6

Summarizes the Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	9 Months Ended
	Aug. 07, 2008	Sep. 30, 2011
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance		1,256
Granted	6,280	230,000
Vested		(1,256)
Ending Balance		230,000
Weighted Average Fair Value
Beginning Balance		$ 41.95
Granted		$ 21.26
Vested		$ 41.95
Ending Balance		$ 21.26

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,218	$ 1,847	$ 6,355	$ 5,549
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,222	1,018	3,502	3,025
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 996	$ 829	$ 2,853	$ 2,524

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 240,772		$ 225,095		$ 703,114		$ 667,958
IRELAND
Segment Reporting Information [Line Items]
Net Revenue	13,872	[1]	28,118	[1]	67,305	[1]	90,996	[1]
Rest of Europe
Segment Reporting Information [Line Items]
Net Revenue	91,696		72,897		258,641		213,747
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	103,992		100,038		290,382		294,369
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 31,212		$ 24,042		$ 86,786		$ 68,846

[1]	All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 240,772	$ 225,095	$ 703,114	$ 667,958
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	221,226	210,191	650,233	621,200
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 19,546	$ 14,904	$ 52,881	$ 46,758

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	$ 1,133		$ 32,610
Restructuring Charges	(4,815)		(9,817)
Income from Operations	(3,682)	17,625	22,793	70,081
IRELAND
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	(17,389)		(19,186)
Restructuring Charges	(1,479)		(1,564)
Income from Operations	(18,868)	4,410	(20,750)	27,469
Rest of Europe
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	7,535		24,376
Restructuring Charges	(1,197)		(3,000)
Income from Operations	6,338	4,987	21,376	17,919
UNITED STATES
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	8,730		21,621
Restructuring Charges	(2,139)		(5,253)
Income from Operations	6,591	6,569	16,368	20,001
Other
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges	2,257		5,799
Income from Operations	$ 2,257	$ 1,659	$ 5,799	$ 4,692

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income from Operations Excluding Restructuring Charges	$ 1,133		$ 32,610
Restructuring Charges	(4,815)		(9,817)
Income from Operations	(3,682)	17,625	22,793	70,081
Clinical Research
Income from Operations Excluding Restructuring Charges	1,007		34,623
Restructuring Charges	(4,815)		(8,272)
Income from Operations	(3,808)	25,218	26,351	78,748
Central Laboratory
Income from Operations Excluding Restructuring Charges	126		(2,013)
Restructuring Charges			(1,545)
Income from Operations	$ 126	$ (7,593)	$ (3,558)	$ (8,667)

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 172,203	$ 170,861
IRELAND
Segment Reporting Information [Line Items]
Property, plant and equipment, net	113,394	109,919
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,267	16,675
UNITED STATES
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,634	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,908	$ 10,412

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 172,203	$ 170,861
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	152,613	149,755
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 19,590	$ 21,106

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,667	$ 8,002	$ 27,969	$ 25,005
IRELAND
Segment Reporting Information [Line Items]
Depreciation and amortization	3,628	2,470	9,810	7,447
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	2,121	1,336	5,557	4,195
UNITED STATES
Segment Reporting Information [Line Items]
Depreciation and amortization	2,995	3,166	9,463	10,381
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 923	$ 1,030	$ 3,139	$ 2,982

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,667	$ 8,002	$ 27,969	$ 25,005
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	8,496	6,805	24,193	21,330
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,171	$ 1,197	$ 3,776	$ 3,675

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,045,655	$ 949,538
IRELAND
Segment Reporting Information [Line Items]
Assets	384,688	418,098
Rest of Europe
Segment Reporting Information [Line Items]
Assets	237,738	173,668
UNITED STATES
Segment Reporting Information [Line Items]
Assets	388,274	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 34,955	$ 27,801

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,045,655	$ 949,538
Clinical Research
Segment Reporting Information [Line Items]
Assets	992,578	889,534
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 53,077	$ 60,004

Segment Information - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Revenue, Major Customer [Line Items]
Percentage of company revenue	14.60%	13.70%
Minimum
Revenue, Major Customer [Line Items]
Percentage of company revenue		10.00%

Clients Representing Company's Net Revenue (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Revenue, Major Customer [Line Items]
Client A	14.60%	13.70%